Inventories, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Inventories
Inventory, Gross		¥ 44,898,944	¥ 42,199,152
Inventory valuation allowance		(868,860)	(498,773)
Inventories, net	$ 6,403,910	44,030,084	41,700,379
Products
Inventories
Inventory, Gross		44,678,983	41,840,945
Packing materials and others
Inventories
Inventory, Gross		¥ 219,961	¥ 358,207